OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLE
Prepaid Trademark And System Set Up Fee	$ 0	$ 3,318
Staff Reserve Fund And Others	19,302	0
Other	10,845	2,453
Other Receivables	$ 30,147	$ 5,771